Document and Entity Information Document	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	VSE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-03676
Entity Central Index Key	0000102752
Amendment Flag	false
Entity Tax Identification Number	54-0649263
Entity Address, Address Line One	3361 Enterprise Way
Entity Address, City or Town	Miramar,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	954
Local Phone Number	430-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $.05 per share
Trading Symbol	VSEC
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, par value $.05 per share
Trading Symbol	VSEC
Tangible Equity Units
Cover [Abstract]
Title of 12(b) Security	5.750% Tangible Equity Units
Trading Symbol	VSECU
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	5.750% Tangible Equity Units
Trading Symbol	VSECU